General (Details) € in Thousands, $ in Thousands		1 Months Ended		6 Months Ended
	Aug. 11, 2021 USD ($)	Jun. 28, 2021 EUR (€)	Mar. 16, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
General (Details) [Line Items]
Net losses				$ (5,097)	$ (8,235)
Accumulated losses				$ (130,566)		$ (125,469)
Upfront payment		€ 250	$ 2,250
Additional milestones payment, percentage				30.00%
Subsequent Event [Member]
General (Details) [Line Items]
Total consideration	$ 10,000
Minimum [Member]
General (Details) [Line Items]
Royalties, percentage				15.00%
Maximum [Member]
General (Details) [Line Items]
Royalties, percentage				40.00%